Annual Fund Operating Expenses - TBG Dividend Focus ETF - TBG Dividend Focus ETF Class	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%

[1]	Restated to reflect current fees.